Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) - Financial assets at fair value through profit or loss [Member] ₪ in Thousands	12 Months Ended
Dec. 31, 2025 ILS (₪)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2024	₪ 123,189
Purchases	45,304
Disposals	(76,054)
Gain (loss)	32,152
December 31, 2024	124,591
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2024	47,842 [1]
Purchases	1,000
Disposals	0
Gain (loss)	225
December 31, 2024	₪ 49,067

[1]	In the company's assessment, as of January 1, 2025, the book value of the investment approximates its fair value.